UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (90.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (17.9%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029			$2	$3
5s, TBA, July 1, 2046			4,000,000	4,345,625
4 1/2s, with due dates from December 20, 2040 to September 20, 2045			1,991,118	2,161,459
4 1/2s, TBA, July 1, 2046			4,000,000	4,293,750
4s, with due dates from July 20, 2044 to May 20, 2046			10,498,813	11,503,084
3 1/2s, with due dates from January 20, 2045 to August 20, 2045			24,003,511	25,659,629
3 1/2s, TBA, July 1, 2046			23,000,000	24,406,954
3s, TBA, August 1, 2046			7,000,000	7,302,149
3s, TBA, July 1, 2046			7,000,000	7,316,093

				86,988,746
U.S. Government Agency Mortgage Obligations (72.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029			367,410	432,939
6s, September 1, 2021			3,888	4,227
5 1/2s, with due dates from July 1, 2019 to August 1, 2019			71,330	75,260
4 1/2s, with due dates from January 1, 2037 to March 1, 2045(FWC)			2,359,033	2,647,221
3 1/2s, August 1, 2043			810,153	867,244
3 1/2s, TBA, July 1, 2046			2,000,000	2,108,438
3s, with due dates from March 1, 2043 to July 1, 2043			3,604,655	3,748,818

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017			1,525	1,542
6s, with due dates from February 1, 2036 to May 1, 2041			2,715,976	3,115,273
6s, with due dates from July 1, 2016 to August 1, 2022			449,445	488,738
6s, TBA, July 1, 2046			2,000,000	2,287,500
5 1/2s, with due dates from February 1, 2035 to January 1, 2038			4,438,845	5,033,366
5 1/2s, with due dates from September 1, 2017 to February 1, 2021			125,849	133,753
5 1/2s, TBA, July 1, 2046			5,000,000	5,620,313
5s, March 1, 2021			8,839	9,420
4 1/2s, with due dates from March 1, 2039 to May 1, 2045(FWC)			10,716,847	11,851,976
4 1/2s, TBA, July 1, 2046			14,000,000	15,284,063
4s, with due dates from July 1, 2042 to March 1, 2046			16,646,565	18,175,372
4s, with due dates from May 1, 2019 to September 1, 2020			35,594	37,097
4s, TBA, July 1, 2046			1,000,000	1,072,188
3 1/2s, with due dates from March 1, 2043 to May 1, 2046			23,063,482	24,514,630
3 1/2s, TBA, August 1, 2046			11,000,000	11,590,820
3 1/2s, TBA, July 1, 2046			91,000,000	95,997,893
3s, with due dates from December 1, 2042 to June 1, 2046(FWC)			44,879,271	46,741,577
3s, TBA, August 1, 2046			30,000,000	31,072,266
3s, TBA, July 1, 2046			67,000,000	69,517,733

				352,429,667

Total U.S. government and agency mortgage obligations (cost $434,278,906)				$439,418,413

U.S. TREASURY OBLIGATIONS (32.0%)(a)
			Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023			$12,085,000	$16,635,993
6 1/4s, August 15, 2023			17,682,000	23,705,623
4 1/2s, August 15, 2039(SEGSF)(SEGCCS)			42,774,000	61,768,329

U.S. Treasury Notes 0 5/8s, May 31, 2017(SEGSF)			52,927,000	52,982,044

Total U.S. treasury obligations (cost $139,909,002)				$155,091,989

MORTGAGE-BACKED SECURITIES (24.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (24.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037			$287,883	$489,662
IFB Ser. 2976, Class LC, 22.799s, 2035			94,998	155,740
IFB Ser. 2979, Class AS, 22.652s, 2034			16,273	17,380
IFB Ser. 3072, Class SM, 22.176s, 2035			281,124	448,383
IFB Ser. 3249, Class PS, 20.816s, 2036			126,964	199,420
IFB Ser. 3065, Class DC, 18.534s, 2035			1,710,209	2,593,004
IFB Ser. 2990, Class LB, 15.816s, 2034			351,973	461,666
IFB Ser. 3232, Class KS, IO, 5.858s, 2036			1,405,840	243,825
IFB Ser. 4136, Class ES, IO, 5.808s, 2042			3,433,398	593,862
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,905,320	437,832
Ser. 4018, Class DI, IO, 4 1/2s, 2041			4,099,646	446,837
Ser. 4329, Class MI, IO, 4 1/2s, 2026			5,593,617	629,592
Ser. 4546, Class PI, IO, 4s, 2045			6,923,277	891,026
Ser. 4500, Class GI, IO, 4s, 2045			4,574,925	459,094
Ser. 4425, IO, 4s, 2045			5,747,507	599,005
Ser. 4452, Class QI, IO, 4s, 2044			4,221,322	631,714
Ser. 4116, Class MI, IO, 4s, 2042			6,651,692	1,053,156
Ser. 4019, Class JI, IO, 4s, 2041			5,055,021	537,349
Ser. 3996, Class IK, IO, 4s, 2039			5,237,865	432,934
Ser. 4165, Class AI, IO, 3 1/2s, 2043			2,831,362	391,153
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			6,286,023	870,551
Ser. 4122, Class AI, IO, 3 1/2s, 2042			4,229,714	492,237
Ser. 4199, Class CI, IO, 3 1/2s, 2037			4,353,106	337,366
Ser. 304, Class C37, IO, 3 1/2s, 2027			3,882,598	380,393
FRB Ser. 57, Class 2A1, 3.341s, 2043			982	1,066
Ser. 4150, Class DI, IO, 3s, 2043			5,259,540	564,579
Ser. 4141, Class PI, IO, 3s, 2042			4,160,005	453,274
Ser. 4158, Class TI, IO, 3s, 2042			9,484,641	968,856
Ser. 4165, Class TI, IO, 3s, 2042			10,682,981	1,043,727
Ser. 4171, Class NI, IO, 3s, 2042			7,216,827	682,712
Ser. 4183, Class MI, IO, 3s, 2042			3,424,414	322,237
Ser. 4201, Class JI, IO, 3s, 2041			6,672,023	579,432
Ser. 3939, Class EI, IO, 3s, 2026			4,982,188	326,067
Ser. 315, PO, zero %, 2043			12,068,790	10,015,211
Ser. 3835, Class FO, PO, zero %, 2041			6,376,954	5,715,626
Ser. 3391, PO, zero %, 2037			73,092	65,281
Ser. 3300, PO, zero %, 2037			42,169	38,135
Ser. 3210, PO, zero %, 2036			14,130	13,228
Ser. 3326, Class WF, zero %, 2035			10,269	8,715
FRB Ser. 3117, Class AF, zero %, 2036			7,847	6,059

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036			208,720	423,855
IFB Ser. 05-74, Class NK, 25.234s, 2035			88,646	138,916
IFB Ser. 06-8, Class HP, 22.905s, 2036			249,243	440,226
IFB Ser. 07-53, Class SP, 22.538s, 2037			323,246	518,734
IFB Ser. 08-24, Class SP, 21.621s, 2038			1,851,263	2,701,451
IFB Ser. 05-122, Class SE, 21.513s, 2035			392,654	596,249
IFB Ser. 05-75, Class GS, 18.89s, 2035			258,569	370,625
IFB Ser. 05-106, Class JC, 18.718s, 2035			438,917	693,320
IFB Ser. 05-83, Class QP, 16.215s, 2034			115,869	154,456
IFB Ser. 11-4, Class CS, 11.993s, 2040			938,532	1,172,787
IFB Ser. 11-123, Class KS, IO, 6.147s, 2041			1,053,498	140,621
IFB Ser. 11-123, Class GS, IO, 6.097s, 2041			5,415,462	734,283
IFB Ser. 11-147, Class SP, IO, 5.597s, 2042			5,274,604	698,885
IFB Ser. 13-103, Class SK, IO, 5.467s, 2043			2,177,800	560,510
Ser. 15-16, Class MI, IO, 4 1/2s, 2045			4,474,108	805,339
Ser. 409, Class 82, IO, 4 1/2s, 2040			2,506,683	348,622
Ser. 12-118, Class PI, IO, 4s, 2042			3,546,058	456,531
Ser. 12-96, Class PI, IO, 4s, 2041			2,782,719	292,162
Ser. 12-62, Class MI, IO, 4s, 2041			2,783,035	308,708
Ser. 409, Class C16, IO, 4s, 2040			4,650,545	606,440
Ser. 12-104, Class HI, IO, 4s, 2027			5,484,384	625,373
FRB Ser. 03-W11, Class A1, 3.926s, 2033			44	46
FRB Ser. 03-W14, Class 2A, 3.722s, 2043			1,031	1,087
FRB Ser. 04-W7, Class A2, 3.654s, 2034			513	575
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			5,881,444	487,923
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			2,187,662	264,991
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			5,788,239	754,775
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			6,168,930	583,310
FRB Ser. 03-W3, Class 1A4, 3.499s, 2042			1,835	1,941
Ser. 13-55, Class IK, IO, 3s, 2043			3,543,980	338,805
Ser. 13-6, Class JI, IO, 3s, 2043			9,221,226	992,723
Ser. 12-151, Class PI, IO, 3s, 2043			3,191,714	335,130
Ser. 13-8, Class NI, IO, 3s, 2042			5,010,684	529,908
Ser. 12-145, Class TI, IO, 3s, 2042			3,583,471	280,944
Ser. 13-35, Class IP, IO, 3s, 2042			2,735,483	250,895
Ser. 13-55, Class PI, IO, 3s, 2042			6,204,446	492,943
Ser. 13-53, Class JI, IO, 3s, 2041			4,391,411	372,831
Ser. 13-23, Class PI, IO, 3s, 2041			4,030,816	288,365
Ser. 13-30, Class IP, IO, 3s, 2041			5,818,311	442,308
Ser. 13-23, Class LI, IO, 3s, 2041			3,857,975	263,500
Ser. 14-28, Class AI, IO, 3s, 2040			4,641,323	449,628
FRB Ser. 04-W2, Class 4A, 2.859s, 2044			760	813
FRB Ser. 07-95, Class A3, 0.703s, 2036			11,444,382	11,041,694
FRB Ser. 01-50, Class B1, IO, 0.395s, 2041			5,690,373	67,573
Ser. 01-79, Class BI, IO, 0.303s, 2045			1,188,352	11,048
Ser. 08-53, Class DO, PO, zero %, 2038			206,012	194,807
Ser. 07-64, Class LO, PO, zero %, 2037			44,259	41,981
Ser. 07-44, Class CO, PO, zero %, 2037			87,936	76,328
Ser. 08-36, Class OV, PO, zero %, 2036			30,701	27,775
FRB Ser. 88-12, Class B, zero %, 2018			661	659

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.263s, 2036			3,360,917	317,203
Ser. 16-75, Class LI, IO, 6s, 2040			4,112,158	956,077
Ser. 14-133, Class IP, IO, 5s, 2044			3,166,410	547,314
Ser. 14-76, IO, 5s, 2044			4,460,455	742,790
Ser. 13-51, Class QI, IO, 5s, 2043			4,329,929	845,224
Ser. 13-3, Class IT, IO, 5s, 2043			2,388,925	396,048
Ser. 13-6, Class OI, IO, 5s, 2043			1,084,515	184,031
Ser. 13-16, Class IB, IO, 5s, 2040			1,047,964	36,097
Ser. 10-35, Class UI, IO, 5s, 2040			2,645,576	453,857
Ser. 10-9, Class UI, IO, 5s, 2040			8,074,718	1,349,996
Ser. 09-121, Class UI, IO, 5s, 2039			5,966,312	1,030,143
Ser. 12-129, IO, 4 1/2s, 2042			4,417,711	823,815
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			2,607,141	270,908
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			6,906,479	1,017,462
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			2,207,946	341,834
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,512,527	229,388
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			3,844,856	735,745
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			1,359,813	26,190
Ser. 15-94, IO, 4s, 2045			1,063,875	232,746
Ser. 15-64, Class IG, IO, 4s, 2045			5,401,547	933,657
Ser. 15-53, Class MI, IO, 4s, 2045			3,672,886	780,470
Ser. 15-40, IO, 4s, 2045			2,921,945	587,320
Ser. 14-100, Class NI, IO, 4s, 2043			9,392,614	971,760
Ser. 13-165, Class IL, IO, 4s, 2043			1,872,782	263,014
Ser. 12-56, Class IB, IO, 4s, 2042			5,455,648	769,175
Ser. 12-47, Class CI, IO, 4s, 2042			2,380,690	327,227
Ser. 14-104, IO, 4s, 2042			5,459,098	866,140
Ser. 14-4, Class IK, IO, 4s, 2039			3,087,393	250,212
Ser. 11-71, Class IK, IO, 4s, 2039			3,663,865	348,075
Ser. 10-114, Class MI, IO, 4s, 2039			5,167,719	336,638
Ser. 14-182, Class BI, IO, 4s, 2039			3,566,833	525,559
Ser. 10-116, Class QI, IO, 4s, 2034			69,738	305
Ser. 16-4, Class JI, IO, 3 1/2s, 2046			8,577,959	775,362
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			5,160,198	509,776
Ser. 15-168, Class IG, IO, 3 1/2s, 2043			7,198,100	694,689
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,064,525	289,107
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,898,336	272,386
Ser. 12-136, IO, 3 1/2s, 2042			5,505,291	998,462
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			2,738,873	356,462
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			3,513,150	385,393
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			2,263,371	140,818
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			2,587,985	272,593
Ser. 15-52, Class KI, IO, 3 1/2s, 2040			6,913,327	704,786
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			3,013,877	229,938
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			10,128,420	404,732
Ser. 15-99, Class TI, IO, 3 1/2s, 2039			8,496,338	786,506
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			6,785,531	852,074
Ser. 14-160, Class IB, IO, 3s, 2040			6,722,556	439,655
Ser. 14-141, Class CI, IO, 3s, 2040			4,385,841	390,643
Ser. 15-H22, Class GI, IO, 2.569s, 2065			10,310,744	1,460,001
Ser. 16-H04, Class HI, IO, 2.361s, 2065			6,103,100	741,527
Ser. 15-H10, Class HI, IO, 2.241s, 2065			14,345,321	1,708,528
Ser. 16-H07, Class PI, IO, 2.24s, 2066(FWC)			14,456,417	2,009,760
FRB Ser. 15-H16, Class XI, IO, 2.122s, 2065			4,841,689	636,198
Ser. 16-H11, Class HI, IO, 2.079s, 2066			20,491,347	2,424,926
Ser. 16-H06, Class HI, IO, 2.066s, 2066			8,135,147	876,969
Ser. 16-H03, Class AI, IO, 2.051s, 2066			8,882,111	1,075,721
Ser. 15-H20, Class CI, IO, 2.04s, 2065			15,301,961	1,999,354
Ser. 15-H24, Class HI, IO, 2.025s, 2065			10,484,612	968,778
Ser. 15-H25, Class BI, IO, 1.98s, 2065			6,421,414	799,466
Ser. 15-H22, Class AI, IO, 1.919s, 2065			17,555,017	2,159,267
Ser. 16-H04, Class KI, IO, 1.891s, 2066			10,365,089	1,072,217
Ser. 15-H23, Class TI, IO, 1.89s, 2065			9,562,333	1,180,948
Ser. 16-H10, Class AI, IO, 1.82s, 2066			15,660,747	1,504,900
Ser. 16-H06, Class DI, IO, 1.728s, 2065			10,624,344	1,202,676
Ser. 14-H21, Class AI, IO, 1.689s, 2064			10,578,286	1,133,992
Ser. 16-H08, Class GI, IO, 1.426s, 2066			8,629,022	629,056
FRB Ser. 11-H07, Class FI, IO, 1.232s, 2061			33,078,753	1,660,553
Ser. 10-158, Class OP, PO, zero %, 2040			300,000	274,173
Ser. 10-151, Class KO, PO, zero %, 2037			322,744	284,583
Ser. 06-36, Class OD, PO, zero %, 2036			4,153	3,661

				117,787,841

Total mortgage-backed securities (cost $127,532,805)				$117,787,841

ASSET-BACKED SECURITIES (1.0%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.453s, 2017			$5,082,000	$5,082,000

Total asset-backed securities (cost $5,082,000)				$5,082,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$8,741,100	$54,011

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		8,741,100	13,549

Goldman Sachs International

1.4825/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.4825		39,032,700	442,240

(1.65)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65		39,032,700	26,933

(1.73)/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.73		39,032,700	10,149

(1.82)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.82		44,303,800	44

(1.306)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.306		44,303,800	44

JPMorgan Chase Bank N.A.

(1.15)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.15		44,303,800	443

Total purchased swap options outstanding (cost $1,551,293)				$547,413

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.80		$22,000,000	$73,480

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.70		22,000,000	67,320

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.52		22,000,000	56,540

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.42		22,000,000	51,920

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.78		22,000,000	27,720

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.59		22,000,000	23,100

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.48		22,000,000	20,680

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.30		22,000,000	17,160

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.52		22,000,000	3,740

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/101.39		22,000,000	3,080

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.98		22,000,000	22

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/102.03		18,000,000	18

Total purchased options outstanding (cost $2,134,376)				$344,780

SHORT-TERM INVESTMENTS (13.0%)(a)
			Principal amount/shares	Value

Putnam Government Money Market Fund 0.01%(AFF)		Shares	5,000,000	$5,000,000

Putnam Money Market Liquidity Fund 0.39%(AFF)		Shares	57,004,422	57,004,422

U.S. Treasury Bills 0.27%, August 18, 2016(SEG)			$266,000	265,919

U.S. Treasury Bills 0.20%, August 11, 2016(SEG)			774,000	773,820

U.S. Treasury Bills 0.22%, August 4, 2016(SEG)			66,000	65,987

U.S. Treasury Bills 0.23%, July 14, 2016(SEG)			114,000	113,995

Total short-term investments (cost $63,224,130)				$63,224,143

TOTAL INVESTMENTS

Total investments (cost $773,712,512)(b)				$781,496,579

FUTURES CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Federal Funds 30 Day (Short)	151	$62,685,744	Aug-16	$(47,097)
U.S. Treasury Bond 30 yr (Long)	5	861,719	Sep-16	37,021
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,609,250	Sep-16	161,957
U.S. Treasury Note 2 yr (Long)	261	57,244,641	Sep-16	395,059
U.S. Treasury Note 5 yr (Long)	756	92,356,032	Sep-16	1,687,683
U.S. Treasury Note 10 yr (Long)	157	20,878,547	Sep-16	563,906

Total				$2,798,529

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/16 (premiums $2,642,567) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$8,741,100	$151,606
Goldman Sachs International

1.65875/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.65875	39,032,700	4,684
(1.215)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.215	44,303,800	50,063
(0.901)/3 month USD-LIBOR-BBA/Jul-17	Jul-16/0.901	44,303,800	53,165
1.57/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.57	39,032,700	62,452
JPMorgan Chase Bank N.A.

1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	44,303,800	44
1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	44,303,800	44
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	572,386

Total			$894,444

WRITTEN OPTIONS OUTSTANDING at 6/30/16 (premiums $2,134,375) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/$102.18	$22,000,000	$41,140
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/102.09	22,000,000	37,620
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.90	22,000,000	31,240
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.80	22,000,000	28,380
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.56	22,000,000	22,440
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.47	22,000,000	20,460
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.28	22,000,000	16,940
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.19	22,000,000	15,400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/101.04	22,000,000	13,200
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.85	22,000,000	11,000
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.75	22,000,000	9,900
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.56	22,000,000	8,140
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.30	22,000,000	6,160
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.11	22,000,000	5,280
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/100.02	22,000,000	4,620
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-16/99.83	22,000,000	3,960
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.80	22,000,000	1,100
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	22,000,000	880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	22,000,000	220
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	22,000,000	220
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	22,000,000	22
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	22,000,000	22
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	18,000,000	18
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-16/101.39	18,000,000	18

Total			$278,380

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(1.455)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-16/1.455	$47,611,300	$(265,433)	$(4,761)
1.585/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.585	47,611,300	92,842	(4,761)
1.515/3 month USD-LIBOR-BBA/Jul-26 (Written)	Jul-16/1.515	47,611,300	164,259	(5,713)
Goldman Sachs International

(2.0745)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.0745	23,805,700	(85,701)	2,619
1.5595/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.5595	23,805,700	(109,506)	(20,949)
1.1665/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.1665	95,222,600	95,223	9,522
(0.6665)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.6665	95,222,600	99,984	952
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	8,784,325	(215,242)	371,313
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	8,784,325	(223,201)	305,958
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	35,021,500	(246,026)	98,656
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	17,510,800	(115,781)	56,542
(2.01575)/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/2.01575	23,805,700	(92,842)	14,998
1.49825/3 month USD-LIBOR-BBA/Sep-21 (Purchased)	Sep-16/1.49825	23,805,700	(92,842)	(20,473)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	8,784,325	(233,733)	(230,186)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	8,784,325	(245,961)	(243,150)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	38,475,300	254,899	254,322
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	38,475,300	245,961	245,088
(0.634)/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/0.634	95,222,600	92,842	3,809
1.134/3 month USD-LIBOR-BBA/Dec-17 (Written)	Dec-16/1.134	95,222,600	92,842	(1,904)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	35,021,500	107,236	(98,761)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	70,043,000	224,138	(188,416)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	38,475,300	221,514	(348,971)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	38,475,300	219,309	(420,150)

Total			$(15,219)	$(224,416)

7/14/16

TBA SALE COMMITMENTS OUTSTANDING at 6/30/16 (proceeds receivable $152,132,578) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, July 1, 2046	$7,000,000	7/14/16	$7,642,032
Federal National Mortgage Association, 4s, July 1, 2046	17,000,000	7/14/16	18,227,188
Federal National Mortgage Association, 3 1/2s, July 1, 2046	35,000,000	7/14/16	36,922,267
Federal National Mortgage Association, 3s, July 1, 2046	47,000,000	7/14/16	48,766,170
Government National Mortgage Association, 4s, July 1, 2046	4,000,000	7/20/16	4,276,250
Government National Mortgage Association, 3 1/2s, July 1, 2046	28,000,000	7/20/16	29,712,813
Government National Mortgage Association, 3s, July 1, 2046	7,000,000	7/20/16	7,316,093

Total			$152,862,813

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$86,739,400		$(521,581)	6/28/26	3 month USD-LIBOR-BBA	1.4825%	$352,281
	43,369,700		519,864	6/28/26	1.65875%	3 month USD-LIBOR-BBA	(650,566)
	86,739,400		(478,212)	6/21/26	3 month USD-LIBOR-BBA	1.55%	974,982
	43,369,700		476,494	6/21/26	1.715%	3 month USD-LIBOR-BBA	(936,941)
	58,498,300	(E)	125,458	9/21/18	1.12%	3 month USD-LIBOR-BBA	(285,902)
	39,084,200	(E)	(242,561)	9/21/21	3 month USD-LIBOR-BBA	1.40%	480,223
	36,971,500	(E)	403,185	9/21/26	1.75%	3 month USD-LIBOR-BBA	(799,128)
	574,600	(E)	(13,587)	9/21/46	3 month USD-LIBOR-BBA	2.17%	30,002
	24,797,000		(93)	6/8/18	0.95082%	3 month USD-LIBOR-BBA	(107,647)
	9,908,000		(80)	6/8/21	3 month USD-LIBOR-BBA	1.22839%	122,341
	18,866,000		(249)	6/8/26	1.60208%	3 month USD-LIBOR-BBA	(418,970)
	17,680,000		(601)	6/8/46	3 month USD-LIBOR-BBA	2.06188%	940,173
	33,394,700		(240)	6/21/26	3 month USD-LIBOR-BBA	1.42%	142,570
	18,100,000		(239)	6/20/26	1.4215%	3 month USD-LIBOR-BBA	(80,526)
	16,674,000		(220)	6/24/26	3 month USD-LIBOR-BBA	1.56%	293,640
	13,661,400		(180)	6/28/26	1.5675%	3 month USD-LIBOR-BBA	(249,250)
	65,054,550		107,566	6/28/26	1.4825%	3 month USD-LIBOR-BBA	(547,831)
	39,032,700		(87,254)	7/1/26	3 month USD-LIBOR-BBA	1.4825%	299,755
	10,400,000		(39)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(4,972)
	13,100,000		(173)	6/29/26	1.36146%	3 month USD-LIBOR-BBA	19,807
	13,100,000		(173)	6/29/26	1.3534%	3 month USD-LIBOR-BBA	29,939
	10,400,000		(39)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(4,878)
	13,100,000		(173)	6/29/26	1.35735%	3 month USD-LIBOR-BBA	24,972
	10,400,000		(39)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(3,940)
	10,910,200		(144)	6/29/26	1.336%	3 month USD-LIBOR-BBA	43,154
	13,995,500		(185)	6/30/26	1.35629%	3 month USD-LIBOR-BBA	28,728

	Total		$286,505	$(307,984)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$1,373,835	$—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	$1,402
1,518,556	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,928)
282,715	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	569
553,336	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(959)
2,352,658	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,736
56,535	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(39)
1,245,849	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,139)
531,639	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	100
451,543	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,487)
1,187,601	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	1,212
2,050,499	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(9,458)
959,566	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(670)
1,082,442	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,049
75,582	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(938)
9,356,535	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(33,445)
3,159,369	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,553
40,303,493	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	152,380
30,400,037	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(257,348)
Citibank, N.A.
1,015,676	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,840
110,442	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	418
Credit Suisse International
278,191	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,052
1,580,682	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,674
3,233,319	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(39,289)
1,325,273	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(17,074)
149,335	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,854)
981,729	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,847)
643,641	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,423)
638,939	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,127)
2,148,935	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,112
Goldman Sachs International
1,443,149	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,007)
1,113,282	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(777)
3,734,081	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(6,472)
1,398,333	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(976)
4,261,888	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	16,113
3,768,241	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46,970)
3,768,241	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46,970)
2,065,668	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(17,487)
776,024	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,569)
832,060	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,459)
239,436	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(415)
1,642,767	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,847)
1,100,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,314)
2,829,763	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,955)
1,320,366	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,180)
104,941	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(888)
279,772	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,368)
550,359	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(384)
1,581,557	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,104)
2,482,316	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,941)
2,771,248	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,542)
2,535,343	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,395)
3,076,601	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(38,349)
2,286,536	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(27,784)
2,123,711	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	19,715
JPMorgan Chase Bank N.A.
198,034	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,406)
311,772	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,788)
2,123,433	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	19,712

Total	$—	$(486,735)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $485,295,382.
(b)	The aggregate identified cost on a tax basis is $772,868,798, resulting in gross unrealized appreciation and depreciation of $27,766,288 and $19,138,507, respectively, or net unrealized appreciation of $8,627,781.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Government Money Market Fund and Putnam Money Market Liquidity Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Government Money Market Fund*	$—	$5,000,000	$—	$101	$5,000,000
	Putnam Money Market Liquidity Fund*	43,052,962	148,071,691	134,120,231	88,743	57,004,422
	Totals	$43,052,962	$153,071,691	$134,120,231	$88,844	$62,004,422
* Management fees charged to Putnam Government Money Market Fund and Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
At the close of the reporting period, the fund maintained liquid assets totaling $358,135,680 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts or hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount,for hedging term structure risk, and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount,for hedging sector exposure, and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $717,066 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,003,647 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $915,238 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,082,000	$—
Mortgage-backed securities	—	115,778,081	2,009,760
Purchased options outstanding	—	344,780	—
Purchased swap options outstanding	—	547,413	—
U.S. government and agency mortgage obligations	—	439,418,413	—
U.S. treasury obligations	—	155,091,989	—
Short-term investments	62,004,422	1,219,721	—

Totals by level	$62,004,422	$717,482,397	$2,009,760

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$2,798,529	$—	$—
Written options outstanding	—	(278,380)	—
Written swap options outstanding	—	(894,444)	—
Forward premium swap option contracts	—	(224,416)	—
TBA sale commitments	—	(152,862,813)	—
Interest rate swap contracts	—	(594,489)	—
Total return swap contracts	—	(486,735)	—

Totals by level	$2,798,529	$(155,341,277)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30,2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of June 30, 2016
Mortgage-backed securities	$7,523,530	(794,886)	—	977,654	1,987,757	—	—	(7,684,295)	$2,009,760
Totals	$7,523,530	$(794,886)	$—	$977,654	$1,987,757	$—	$—	$(7,684,295)	$2,009,760

†Transfers during the reporting period are accounted for using the end of period market value. Transfers in include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period. Transfers out include valuations where a secondary pricing source was obtained for certain securities.
# Includes $22,003 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$10,504,986	$9,292,728

Total	$10,504,986	$9,292,728

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$167,400,000
Written equity option contracts (contract amount)		$866,900,000
Written swap option contracts (contract amount)		$340,200,000
Futures contracts (number of contracts)		1,023,400,000
Forward currency contracts (contract amount)		$1,000
OTC total return swap contracts (notional)		$943,500,000
OTC credit default contracts (notional)		$173,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	453,274	—	—	—	—	—	453,274
	OTC Total return swap contracts*#	174,001	—	4,258	41,838	35,828	19,712	—	275,637
	Futures contracts§	—	—	—	—	—	—	67,531	67,531
	Forward premium swap option contracts#	—	—	—	—	13,093	1,350,686	—	1,363,779
	Purchased swap options#	—	—	—	67,560	479,410	443	—	547,413
	Purchased options#	—	—	—	—	—	344,780	—	344,780

	Total Assets	$174,001	$453,274	$4,258	$109,398	$528,331	$1,715,621	$67,531	$3,052,414

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	579,496	—	—		—	—	579,496
	OTC Total return swap contracts*#	342,411	—	—	88,614	325,153	6,194	—	762,372
	Futures contracts§	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	15,235	—	20,949	1,552,011	—	1,588,195
	Written swap options#	—	—	—	151,606	170,364	572,474	—	894,444
	Written options#	—	—	—	—	—	278,380	—	278,380

	Total Liabilities	$342,411	$579,496	$15,235	$240,220	$516,466	$2,409,059	$—	$4,102,887

	Total Financial and Derivative Net Assets	$(168,410)	$(126,222)	$(10,977)	$(130,822)	$11,865	$(693,438)	$67,531	$(1,050,473)
	Total collateral received (pledged)##†	$(91,095)	$—	$—	$(130,822)	$11,865	$(620,932)	$—
	Net amount	$(77,315)	$(126,222)	$(10,977)	$—	$—	$(72,506)	$67,531

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2016